VARIABLE INTEREST ENTITIES	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
VARIABLE INTEREST ENTITIES	VARIABLE INTEREST ENTITIES
A VIE is a legal entity that does not have sufficient equity at risk to finance its activities without additional subordinated financial support or is structured such that equity investors lack the ability to make significant decisions relating to the entity’s operations through voting rights or do not substantively participate in the gains and losses of the entity.
In the normal course of business, the Company consolidates VIEs in which it has a variable interest and for which it is considered to be the primary beneficiary. VIEs in which the Company has a variable interest but is not the primary beneficiary are considered non-consolidated VIEs and are accounted for as equity investments.
Consolidated VIEs
The Company's consolidated VIEs consist of legal entities where the Company is the primary beneficiary. As the primary beneficiary, the Company has the power, through voting or similar rights, to direct the activities of the VIE that most significantly impact economic performance including purchasing or selling significant assets; maintenance and operations of assets; incurring additional indebtedness; or determining the strategic operating direction of the entity. In addition, the Company has the obligation to absorb losses or the right to receive benefits from the consolidated VIE that could potentially be significant to the VIE.
A significant portion of the Company’s assets are held through VIEs in which the Company holds a 100 per cent voting interest, the VIE meets the definition of a business and the VIE’s assets can be used for general corporate purposes. The consolidated VIEs whose assets cannot be used for purposes other than for the settlement of the VIE’s obligations, or are not considered a business, were as follows:

at December 31
(millions of Canadian $)	2021	2020

ASSETS
Current Assets
Cash and cash equivalents	72	254
Accounts receivable	70	61
Inventories	28	26
Other current assets	13	11
	183	352
Plant, Property and Equipment	3,672	3,325
Equity Investments	890	714
Goodwill	421	424
Other Long-Term Assets	—	8
	5,166	4,823
LIABILITIES
Current Liabilities
Accounts payable and other	232	109
Redeemable non-controlling interest	—	633
Accrued interest	17	21
Current portion of long-term debt	29	579
	278	1,342
Regulatory Liabilities	66	60
Other Long-Term Liabilities	1	11
Deferred Income Tax Liabilities	13	12
Long-Term Debt	2,025	2,468
	2,383	3,893
At December 31, 2020, certain consolidated VIEs had a redeemable non-controlling interest that ranked above the Company's equity interest. Refer to Note 6, Keystone XL, for additional information.
Non-Consolidated VIEs
The Company’s non-consolidated VIEs consist of legal entities where the Company is not the primary beneficiary as it does not have the power to direct the activities that most significantly impact the economic performance of these VIEs or where this power is shared with third parties. The Company contributes capital to these VIEs and receives ownership interests that provide it with residual claims on assets after liabilities are paid.
The carrying value of these VIEs and the maximum exposure to loss as a result of the Company's involvement with these VIEs were as follows:

at December 31
(millions of Canadian $)	2021	2020

Balance sheet
Loan receivable from affiliate (Note 11)	1	—
Equity investments
Bruce Power	4,493	3,306
Pipeline equity investments and other[1]	1,605	1,371
Long-term loan receivable from affiliate (Note 11)	238	—
Off-balance sheet[2]
Coastal GasLink[3]	3,037	1,107
Bruce Power	974	1,183
Pipeline equity investments[1]	171	399
Maximum exposure to loss	10,519	7,366
1On November 30, 2021, TC Energy sold its remaining 15 per cent equity interest in Northern Courier. Refer to Note 28, Acquisitions and dispositions, for additional information.
2Includes maximum potential exposure to guarantees and future funding commitments.
3Represents the total capacity of $3,275 million committed under a subordinated loan agreement with Coastal GasLink LP less the $238 million balance outstanding under this loan agreement as at December 31, 2021. Refer to Note 11, Loans receivable from affiliates, for additional information.